Employee Benefits - Schedule of Components of Net Periodic Benefit Cost (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Successor [Member]
Service Cost	$ 849
Interest Cost	133
Other	(11)
Total net periodic benefit cost	$ 972
Predecessor [Member] | NPS Holdings Limited [Member]
Service Cost		$ 657
Interest Cost		86
Other
Total net periodic benefit cost		$ 743